Sale of interest in subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Sale of partial interest in subsidiary	$ 148,990	$ 0
Increase (decrease) through change in equity of subsidiaries, equity	$ 148,990
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests sold	40.00%
Sale of partial interest in subsidiary	$ 149,000
Ownership rate	60.00%	100.00%
Increase (decrease) through change in equity of subsidiaries, equity	$ 126,000